Debt	12 Months Ended
Dec. 31, 2020
Debt
Debt

Note 11. Debt

	As of
	December 31,
(in thousands of euros)	2018	2019	2020
Bank borrowings	220	74	9,992
Other loans and similar borrowings(1)	5	3	62
Lease liabilities	—	37	2
Total debt	225	114	10,055
(1)	Consists of accrued interests

During 2020 , debt mainly corresponds to three loans taken out from a syndicate of French banks, in the form of the loans guaranteed by the French State for a total amount of €10.0 million. These loans have been taken out in May 2020 and mature in May 2021. In accordance with the provisions put in place by the State in the context of the COVID-19 health crisis, the Company has the option to extend the maturity date for up to an additional four years. As of the date of these financial statements, the Company has notified the banks of its intention to extend the maturity until May 2022.

To a lesser extent, this line item also includes the loan taken out from Société Générale in 2015 for a residual amount of €13 thousand.

The €0.1 million decrease in 2019 is primarily attributable to:

•	at December 31, 2019, after repayment of borrowings due in 2019 in a total amount of €0.1 million, the debt relating to bank loans amounted to €0.1 million; and
•

partly offset by a lease liabilities amounting to €37 thousand which were recognized from January 1, 2019 following the applicable of new accounting standard IFRS 16 — Leases in an initial amount of €167 thousand (see Note 2.1, “Impact of the first‑time adoption of IFRS 16” of this document for more details). In 2019, €0.1 million in repayments were recorded.

The breakdown between long‑term and short‑term debt is as follows:

December 31, 2018	Less than	Between	Between	More than
(in thousands of euros)	1 year	1 and 3 years	3 and 5 years	5 years
Bank borrowings	146	74	—	—
Other loans and similar borrowings	5	—	—	—
Total long‑term debt	151	74	—	—

December 31, 2019	Less than	Between	Between	More than
(in thousands of euros)	1 year	1 and 3 years	3 and 5 years	5 years
Bank borrowings	74	—	—	—
Other loans and similar borrowings	3	—	—	—
Lease liabilities	35	2	—	—
Total long‑term debt	112	2	—	—

December 31, 2020	Less than	Between	Between	More than
(in thousands of euros)	1 year	1 and 3 years	3 and 5 years	5 years
Bank borrowings	13	9,979	—	—
Other loans and similar borrowings	3	59	—	—
Lease liabilities	2	—	—	—
Total long‑term debt	18	10,037	—	—

The maturity of long-term debt and of short-term borrowings and debt is determined according to repayment estimates as at December 31, 2018, 2019 and 2020.

Change in the period is mainly due to the subscription of a new borrowing in 2020, as follow:

(in thousands of euros)
January 1, 2018	482
Repayment of bank borrowings	(259)
Accrued interests	2
December 31, 2018	225
First application of IFRS 16 Leases(1)	167
January 1, 2019	392
Repayment of bank borrowings	(146)
Repayment of lease liabilities	(130)
Accrued interests	(2)
December 31, 2019	114
Subscription of bank borrowings	9,979
Repayment of bank borrowings	(61)
Repayment of lease liabilities	(26)
Early termination of lease contracts(2)	(9)
Capitalized interests	59
Accrued interests	(0)
December 31, 2020	10,055
(1)	see Note 2.1, “Impact of the first‑time application of IFRS 16”.
(2)	Cancellation of the lease liabilities related to the early termination of the fibroscan lease contract in the first half 2020.